REVENUES (Revenues by Location) (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 29,746,287,759	$ 4,272,786,888	¥ 25,042,613,341	¥ 26,472,943,454
China [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	5,195,021,423		6,610,688,059	9,854,855,071
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	7,550,454,941		2,746,348,909	4,113,448,120
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	5,201,919,985		1,984,476,407	2,080,154,303
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	7,304,164,060		6,575,869,478	3,721,851,092
Rest of the world
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 4,494,727,350		¥ 7,125,230,488	¥ 6,702,634,868